Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
While the Company does not have a formal grant policy, we have not timed the release of material non-public
information (“MNPI”) based on equity grant dates. In 2025, we did not grant stock options to our named executive officers during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

MNPI Disclosure Timed for Compensation Value	false